Condensed Consolidated Statements of Stockholders' Deficit - USD ($)	Class B Ordinary Shares [Member] Global Partner Acquisition Corp II [Member]	Additional Paid-in Capital [Member] Global Partner Acquisition Corp II [Member]	Additional Paid-in Capital [Member] Stardust Power Inc [Member]	Retained Earnings [Member] Global Partner Acquisition Corp II [Member]	Retained Earnings [Member] Stardust Power Inc [Member]	Total Stockholders Deficit [Member] Global Partner Acquisition Corp II [Member]	Total Stockholders Deficit [Member] Stardust Power Inc [Member]	Common Stock [Member] Stardust Power Inc [Member]
Balance at Dec. 31, 2021	$ 1,000			$ (25,129,000)		$ (25,128,000)
Balances, shares at Dec. 31, 2021	7,500,000
Accretion in value of Class A ordinary shares subject to possible redemption				(4,675,000)		(4,675,000)
Net loss				15,069,000		15,069,000
Balance at Dec. 31, 2022	$ 1,000			(14,735,000)		(14,734,000)
Balances, shares at Dec. 31, 2022	7,500,000
Accretion in value of Class A ordinary shares subject to possible redemption				(1,371,000)		(1,371,000)
Net loss				914,000		914,000
Balance at Mar. 31, 2023	$ 1,000			(15,192,000)	$ (245,505)	(15,191,000)	$ (245,415)	$ 90
Balances, shares at Mar. 31, 2023	7,500,000							9,000,000
Balance at Dec. 31, 2022	$ 1,000			(14,735,000)		(14,734,000)
Balances, shares at Dec. 31, 2022	7,500,000
Accretion in value of Class A ordinary shares subject to possible redemption				(4,078,000)		(4,078,000)
Net loss				139,000		139,000
Balance at Dec. 31, 2023	$ 1,000		58,736	(18,674,000)	(3,793,585)	(18,673,000)	(3,734,762)	$ 87
Balances, shares at Dec. 31, 2023	7,500,000							9,017,300
Balance at Mar. 15, 2023
Balances, shares at Mar. 15, 2023
Net loss					(245,505)		(245,505)
Issuance of common stock							90	$ 90
Issuance of common stock, shares								9,000,000
Balance at Mar. 31, 2023	$ 1,000			(15,192,000)	(245,505)	(15,191,000)	(245,415)	$ 90
Balances, shares at Mar. 31, 2023	7,500,000							9,000,000
Balance at Mar. 15, 2023
Balances, shares at Mar. 15, 2023
Net loss					(3,793,585)		(3,793,585)
Issuance of common stock							90	$ 90
Issuance of common stock, shares								9,000,000
Issuance of common stock related to early exercised stock options (Note 3)
Issuance of common stock related to early exercised stock options (Note 3), shares								495,000
Repurchase of unvested early exercised common stock (Note 3)							(1)	$ (1)
Repurchase of unvested early exercised common stock (Note 3), shares								(300,000)
Transfer from early exercised stock option liability on vesting (Note 3)			200				200
Stock based compensation (Note 3)			58,536				58,536
Repurchase of common stock (Note 3)							(2)	$ (2)
Repurchase of common stock (Note 3), shares								(177,700)
Balance at Dec. 31, 2023	$ 1,000		58,736	(18,674,000)	(3,793,585)	(18,673,000)	(3,734,762)	$ 87
Balances, shares at Dec. 31, 2023	7,500,000							9,017,300
Accretion in value of Class A ordinary shares subject to possible redemption				(273,000)		(273,000)
Net loss				(2,459,000)	(1,399,213)	(2,459,000)	(1,399,213)
Transfer from early exercised stock option liability on vesting (Note 3)			100				100
Stock based compensation (Note 3)			59,599				59,599
Balance at Mar. 31, 2024	$ 1,000		$ 118,435	$ (21,406,000)	$ (5,192,798)	$ (21,405,000)	$ (5,074,276)	$ 87
Balances, shares at Mar. 31, 2024	7,500,000							9,017,300